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                            KUNZMAN & BOLLINGER, INC.
                                ATTORNEYS-AT-LAW
                          5100 N. BROOKLINE, SUITE 600
                          OKLAHOMA CITY, OKLAHOMA 73112

                            Telephone (405) 942-3501
                               Fax (405) 942-3527




                                  April 7, 2006



ELECTRONIC FILING
-----------------


Mr. H. Roger Schwall
Securities and Exchange Commission
Mail Stop 7010
100 F. Street, N.E.
Washington, DC 20549

         RE:      Atlas America Public #15-2005 Program
                  Registration Statement on Form S-1
                  Post-Effective Amendment No. 2 filed April 7, 2006 SEC Registration No. 333-127355
                  -----------------------------------------------------

Dear Mr. Schwall:

         This letter is in response to your comment letter dated March 29, 2006 concerning counsel's tax opinion for the above-referenced filing and the undertakings in Part II of the Registration Statement. Also, all references in this letter to the Registration Statement or portions thereof are references to Post-Effective Amendment No. 2 dated April 7, 2006, to the Registration Statement, which is attached to this letter for filing. For your convenience, we first restate your comment in italics and then provide our response.

Undertakings, page 4, Part II

1. Revise to include all undertakings required by Item 512 of Regulation S-K. Note the changes that resulted from Securities Act Reform, Release No. 34-52056, which became effective on December 1, 2005.

                  Part II of the Registration Statement has been revised to include all undertakings required by Item 512 of Regulation S-K, including the changes that resulted from Securities Act Reform, Release No. 34-52056.

Exhibit 8

         General

2. Investors are entitled to rely on the disclosure in the opinion. Obtain a new opinion that does not suggest otherwise. We note the statements on page 1 and 11 suggesting that participants cannot rely on the opinion. At page 11, for example, the opinion states that it "cannot be used by any Participant in a Partnership, for the purpose of establishing his reasonable belief that his tax treatment of any partnership tax item on his individual federal income tax returns was more likely than not the proper treatment." Counsel may indicate the purpose for its opinion, but cannot limit those relying upon it.




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Kunzman & Bollinger, Inc.

Mr. H. Roger Schwall
Securities and Exchange Commission
April 7, 2006
Page 2

                  All statements in the prospectus and counsel's tax opinion,
                  Exhibit 8 to the Registration Statement, that suggest that participants cannot rely on counsel's tax opinion for purposes of establishing their "reasonable belief" under the reasonable cause exception to the reportable transaction understatement penalty, including the statements on pages 1 and 11 of counsel's tax opinion, have been deleted. Counsel was able to delete those statements, because the participants may rely on counsel's opinion that the partnerships are not, and should not be in the future, reportable transactions, in which event the penalty referred to in those statements would not apply to the participants.

Summary Discussion of the Federal Income Tax Consequences of an Investment in a Partnership, page 12

3. It is unclear why counsel refers to this section as a "summary." Obtain a new letter that clearly identifies the components of counsel's opinion and that does not suggest that portions of the letter merely constitute summaries.

                  The title of the section of counsel's tax opinion letter entitled "Summary Discussion of the Federal Income Tax Consequences of an Investment in a Partnership," which begins on page 12, has been re-titled "Discussion of Federal Income Tax Consequences." Also, conforming changes have been made throughout the Registration Statement, including the prospectus and counsel's tax opinion, Exhibit 8 to the Registration Statement.

         Please contact the undersigned or Wallace W. Kunzman, Jr. if you have any questions or comments concerning this response.

                                           Very truly yours,

                                           KUNZMAN & BOLLINGER, INC.

                                           /s/ Gerald A. Bollinger
                                           -----------------------------------
                                           Gerald A. Bollinger

Enclosure

cc:       Ms. Carmen Moncada-Terry
          Mr. Timothy Levenberg
          Mr. Justin Atkinson
          Mr. Jack Hollander